Derivatives And Hedging Activities Effect of Derivative Instruments in Consolidated Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in OCI (Effective Portion)	$ (124)		$ (14)
Loss Reclassified from OCI into Income (Effective Portion)	(13)
Gain Reclassified from OCI into Income (Effective Portion)			3
Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)	1		0
Designated as Hedging Instrument [Member] | Commodity Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in OCI (Effective Portion)	(38)		(25)
Loss Reclassified from OCI into Income (Effective Portion)	(17)		(22)
Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)	0		0
Designated as Hedging Instrument [Member] | Foreign Currency Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in OCI (Effective Portion)	(86)
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion			11
Gain Reclassified from OCI into Income (Effective Portion)	4		25
Gain Recognized in Income (Ineffective Portion Excluded from Effectiveness Testing)	1		0
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Income	21		1
Not Designated as Hedging Instrument [Member] | Commodity Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Income	0		0
Not Designated as Hedging Instrument [Member] | Foreign Currency Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Income	$ 21	[1]	$ 1

[1]	Primarily relates to amounts recognized in other income, which offset the losses recognized due to the remeasurement of intercompany loans.